(Losses) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company (in dollars per share)	$ (0.0420)	$ (0.0372)
Total basic (losses) per share attributable to the ordinary equity holders of the company (in dollars per share)	(0.0420)	(0.0372)
(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company (in dollars per share)	(0.0420)	(0.0372)
Total diluted (losses) per share attributable to the ordinary equity holders of the company (in dollars per share)	$ (0.0420)	$ (0.0372)
(c) (Losses) used in calculating (losses) per share
From continuing operations	$ (47,934)	$ (32,539)
Used in calculating basic (losses) per share	(47,934)	(32,539)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	$ (47,934)	$ (32,539)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share (in shares)	1,142,301,447	875,366,004
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share (in shares)	1,142,301,447	875,366,004